COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 1,839
2017	1,131
2018	816
2019 and thereafter	769
Operating Leases, Future Minimum Payments Due	$ 4,555